Fair Value (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value
Schedule of derivative financial liabilities and assets

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2026	2025	2026	2025
Financial Assets
Cash guarantees (level 3)	507	394	507	394
Prepayment option (level 3)	66	91	66	91
Trade and other receivables (level 3)	9,149	6,184	9,149	6,184
Foreign currency forwards and swaps (level 2)	—	4	—	4
Other current assets (level 3)	236	165	236	165
Cash and cash equivalents (level 1)	64,115	30,001	64,115	30,001
Financial assets (level 1)	33,670	18,000	33,670	18,000

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2026	2025	2026	2025
Financial liabilities
Loan facility agreement (level 3)	18,787	7,793	19,537	8,165
Synthetic warrants (level 3)	7,420	1,601	7,420	1,601
Convertible bonds (level 3)	22,328	22,657	29,438	31,243
Recoverable cash advances (level 3)	9,051	8,609	9,051	8,609
Trade and other liabilities (level 1 and 3)	15,100	15,578	15,100	15,578